As filed with the Securities and Exchange Commission on August 20, 2012.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 159	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 160	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Energy and Natural Resources Fund, Columbia Intermediate Bond Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, Columbia U.S. Treasury Index Fund and Columbia Value and Restructuring Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 20th day of August, 2012.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	August 20, 2012
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	August 20, 2012
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	August 20, 2012
Joseph F. DiMaria	(Principal Accounting Officer)

/s/ Rodman L. Drake*	Trustee	August 20, 2012
Rodman L. Drake

/s/ Douglas A. Hacker*	Trustee	August 20, 2012
Douglas A. Hacker

/s/ Janet Langford Kelly*	Trustee	August 20, 2012
Janet Langford Kelly

/s/ Nancy T. Lukitsh*	Trustee	August 20, 2012
Nancy T. Lukitsh

/s/ William E. Mayer*	Trustee	August 20, 2012
William E. Mayer

/s/ David M. Moffett*	Trustee	August 20, 2012
David M. Moffett

/s/ Charles R. Nelson*	Trustee	August 20, 2012
Charles R. Nelson

/s/ John J. Neuhauser*	Trustee	August 20, 2012
John J. Neuhauser

/s/ Patrick J. Simpson*	Trustee	August 20, 2012
Patrick J. Simpson

/s/ William F. Truscott*	Trustee	August 20, 2012
William F. Truscott

/s/ Anne-Lee Verville*	Trustee	August 20, 2012
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact August 20, 2012

**

Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, and incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 14, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 19, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase